Shareholder Report, Line Graph (Details) 191525_Davidson Multi Cap Equity Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2026
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	$ 303,977	$ 268,971	$ 231,837	$ 201,107	$ 218,288	$ 147,842	$ 138,862	$ 128,619	$ 116,897	$ 100,000	$ 338,415
S&P Composite 1500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Composite 1500 TR
Accumulated Value	$ 334,320	$ 292,043	$ 236,434	$ 198,284	$ 222,836	$ 156,790	$ 147,805	$ 135,207	$ 118,090	$ 100,000	$ 410,779